FINANCE INCOME/FINANCE COSTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
FINANCE INCOME/FINANCE COSTS
Finance income - interest income	$ (71,592)	¥ (492,232)	¥ (706,690)	¥ (815,729)
Interest expense		5,202,639	5,175,156	5,169,568
Less: interest expense capitalized in property, plant and equipment		(517,589)	(344,452)	(414,133)
Interest expense, net of capitalized interest		4,685,050	4,830,704	4,755,435
Amortization of unrecognized finance expenses		205,335	241,099	324,701
Exchange (gain)/loss, net		(7,889)	131,621	(60,228)
Finance costs	$ 710,130	¥ 4,882,496	¥ 5,203,424	¥ 5,019,908
Minimum
FINANCE INCOME/FINANCE COSTS
Capitalization rate during the year	4.54%	4.54%	4.41%	3.85%
Maximum
FINANCE INCOME/FINANCE COSTS
Capitalization rate during the year	7.00%	7.00%	8.00%	6.00%